Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated June 1, 2017 to the

Prospectus and Statement of Additional Information (“SAI”) dated April 28, 2017

At a meeting of the Board of Trustees of Forethought Variable Insurance Trust (the “Board”) on May 18, 2017, the Board approved a sub-advisory agreement between Global Atlantic Investment Advisors, LLC (the “Adviser”) and Franklin Advisers, Inc. (“Franklin Advisers”) on behalf of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Effective on or about July 1, 2017, Franklin Advisers will serve as the sub-adviser for the fixed income sleeve of the Capital Appreciation and Income Component of the Portfolio.

The Adviser will send a notice to the Portfolio’s investors explaining how to access an Information Statement that provides additional information about the Portfolio’s new sub-adviser and the related new sub-advisory agreement. Additionally, the Summary Prospectus and the Prospectus and SAI will be updated to reflect these changes on or around June 30, 2017.

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This Supplement and the Summary Prospectus, Prospectus, and SAI each dated April 28, 2017 provide information that you should know before investing in the Portfolio and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

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